Note 9 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Clinical Collaborations [Member] | Maximum [Member]
Clinical Milestones Payment in Cash and Shares of Common Stock	$ 9.5	$ 9.5